Interest Expense (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Schedule of Interest Expense

($ millions)	2022	2021
Interest expense on long-term debt	64.7	88.9
Unrealized (gain) loss on interest derivative contracts	(1.1)	1.7
Interest expense	63.6	90.6